Income Taxes Income Taxes - US Tax Reform (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
US Tax Reform [Line Items]
US Tax Reform, Provisional Tax Expense	$ (37)	$ (130)	$ 0
Impact from remeasurement of net US deferred income taxes [Member]
US Tax Reform [Line Items]
US Tax Reform, Provisional Tax Expense	(43)	(94)
Impact from repatriation tax on undistributed foreign earnings [Member]
US Tax Reform [Line Items]
US Tax Reform, Provisional Tax Expense		$ (36)
Valuation allowance on Foreign Tax Credits [Member]
US Tax Reform [Line Items]
US Tax Reform, Provisional Tax Expense	$ (80)